Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.93303%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,029,515.73

Principal:
Principal Collections	$14,080,098.87
Prepayments in Full	$5,610,949.58
Liquidation Proceeds	$115,555.82
Recoveries	$146,360.93
Sub Total	$19,952,965.20
Collections	$20,982,480.93

Purchase Amounts:
Purchase Amounts Related to Principal	$80,471.19
Purchase Amounts Related to Interest	$400.33
Sub Total	$80,871.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,063,352.45

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,063,352.45
Servicing Fee	$373,857.30	$373,857.30	$0.00	$0.00	$20,689,495.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,689,495.15
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,689,495.15
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,689,495.15
Interest - Class A-3 Notes	$701,178.82	$701,178.82	$0.00	$0.00	$19,988,316.33
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$19,645,096.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,645,096.33
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$19,526,408.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,526,408.16
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$19,441,331.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,441,331.08
Regular Principal Payment	$17,480,549.21	$17,480,549.21	$0.00	$0.00	$1,960,781.87
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,960,781.87
Residual Released to Depositor	$0.00	$1,960,781.87	$0.00	$0.00	$0.00
Total		$21,063,352.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,480,549.21
Total					$17,480,549.21

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,480,549.21	$54.45	$701,178.82	$2.18	$18,181,728.03	$56.63
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$17,480,549.21	$16.61	$1,248,164.07	$1.19	$18,728,713.28	$17.80

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$224,977,161.92	0.7008198	$207,496,612.71	0.6463666
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$382,407,161.92	0.3632873	$364,926,612.71	0.3466808

Pool Information
Weighted Average APR	2.955%	2.966%
Weighted Average Remaining Term	35.03	34.24
Number of Receivables Outstanding	21,971	21,487
Pool Balance	$448,628,755.40	$428,525,648.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$407,557,648.37	$389,775,552.56
Pool Factor	0.3823264	0.3651943

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$38,750,096.20
Targeted Overcollateralization Amount	$63,599,036.05
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,599,036.05

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$216,031.18
(Recoveries)		42	$146,360.93
Net Loss for Current Collection Period			$69,670.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1864%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3646%
Second Prior Collection Period			0.5927%
Prior Collection Period			0.3275%
Current Collection Period			0.1906%
Four Month Average (Current and Prior Three Collection Periods)			0.3689%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,044	$4,722,138.19
(Cumulative Recoveries)			$924,993.43
Cumulative Net Loss for All Collection Periods			$3,797,144.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3236%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,523.12
Average Net Loss for Receivables that have experienced a Realized Loss			$3,637.11

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.21%	189	$5,197,985.40
61-90 Days Delinquent	0.13%	19	$539,048.42
91-120 Days Delinquent	0.04%	5	$177,092.05
Over 120 Days Delinquent	0.17%	19	$734,514.03
Total Delinquent Receivables	1.55%	232	$6,648,639.90

Repossession Inventory:
Repossessed in the Current Collection Period		8	$288,788.07
Total Repossessed Inventory		21	$700,455.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2311%
Prior Collection Period			0.2503%
Current Collection Period			0.2001%
Three Month Average			0.2272%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3385%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	55	$1,777,740.20
2 Months Extended	68	$1,908,248.21
3+ Months Extended	16	$412,417.98

Total Receivables Extended	139	$4,098,406.39
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer